Note 2 - Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2:             SECURITIES

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as available-for-sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2014
Equity Securities	$102,212	$16,121	$(13,310)	$105,023
Debt Securities:
U. S. government agencies	10,528,055	-	(271,282)	10,256,773
Municipals	15,474,316	185,747	(70,173)	15,589,890
Government sponsored mortgage-backed securities and SBA loan pools	61,075,181	235,977	(794,859)	60,516,299
	$87,179,764	$437,845	$(1,149,624)	$86,467,985

	Amortized . Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2013
Equity Securities	$102,212	$16,007	$(18,913)	$99,306
Debt Securities:
U. S. government agencies	33,198,865	-	(1,437,478)	31,761,387
Municipals	14,133,821	18,827	(660,021)	13,492,627
Corporates	990,663	3,609	-	994,272
Government sponsored mortgage-backed securities	53,245,297	265,038	(2,165,242)	51,345,093
	$101,670,858	$303,481	$(4,281,654)	$97,692,685

Maturities of available-for-sale debt securities as of December 31, 2014:

	Amortized Cost	Approximate Fair Value
1-5 years	$6,508,809	$6,415,929
5-10 years	10,631,947	10,438,272
After ten years	8,861,614	8,992,462
Government sponsored mortgage-backed securities and SBA loan pools not due on a single maturity date	61,075,181	60,516,299
	$87,077,551	$86,362,962

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as held to maturity are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2014
Debt Securities:
Government sponsored mortgage-backed securities	$60,993	$1,626	$-	$62,619

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2013
Debt Securities:
Government sponsored mortgage-backed securities	$79,162	$1,927	$-	$81,089

Maturities of held-to-maturity securities as of December 31, 2014:

	Amortized Cost	Approximate Fair Value
Government sponsored mortgage-backed securities not due on a single maturity date	$60,993	$62,619

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, amounted to $52,907,065 and $42,807,840 as of December 31, 2014 and 2013, respectively.

Gross gains of $320,888, $418,990 and $168,306 and gross losses of $286,725, $199,145 and $0 resulting from sale of available-for-sale securities were realized for the years ended December 31, 2014, 2013 and 2012, respectively. The tax effect of these net gains was $12,640, $81,343 and $62,273 in 2014, 2013 and 2012, respectively.

The Company evaluates all securities quarterly to determine if any unrealized losses are deemed to be other than temporary. Certain investment securities are valued less than their historical cost. These declines are primarily the result of the rate for these investments yielding less than current market rates, or declines in stock prices of equity securities. Based on evaluation of available evidence, management believes the declines in fair value for these securities are temporary. It is management’s intent to hold the debt securities to maturity or until recovery of the unrealized loss. Should the impairment of any of these debt securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified, to the extent the loss is related to credit issues, and to other comprehensive income to the extent the decline on debt securities is related to other factors and the Company does not intend to sell the security prior to recovery of the unrealized loss.

No securities were written down for other-than-temporary impairment during the years ended December 31, 2014, 2013 and 2012.

Certain other investments in debt and equity securities are reported in the consolidated financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2014 and 2013, was $60,733,191 and $85,712,067, respectively, which is approximately 70% and 88% of the Company’s investment portfolio. These declines primarily resulted from changes in market interest rates and failure of certain investments to meet projected earnings targets.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013.

	December 31, 2014

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$34,618	$(13,310)	$34,618	$(13,310)
U. S. government agencies	-	-	10,256,773	(271,282)	10,256,773	(271,282)
Municipals	2,677,626	(7,692)	5,859,560	(62,481)	8,537,186	(70,173)
Government sponsored mortgage-backed securities and SBA loan pools	12,703,301	(70,049)	29,201,313	(724,810)	41,904,614	(794,859)
	$15,380,927	$(77,741)	$45,352,264	$(1,071,883)	$60,733,191	$(1,149,624)

	December 31, 2013

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$29,014	$(18,913)	$29,014	$(18,913)
U. S. government agencies	24,731,730	(916,208)	7,029,657	(521,270)	31,761,387	(1,437,478)
Municipals	10,460,662	(534,440)	1,701,215	(125,581)	12,161,877	(660,021)
Government sponsored mortgage-backed securities	32,074,646	(1,655,296)	9,685,143	(509,946)	41,759,789	(2,165,242)
	$67,267,038	$(3,105,944)	$18,445,029	$(1,175,710)	$85,712,067	$(4,281,654)